Debt and Interest Rate Swap Narrative (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012		Dec. 31, 2011	Jun. 10, 2011
Borrowings Under Credit Agreement		$ 318,750,000		$ 361,250,000
Line of Credit Facility, Maximum Borrowing Capacity					200,000,000
Final payment due upon expiration	28,300,000
Term Loan, Interest Rates		3.646%	[1]
Interest Rate Cash Flow Hedge Liability at Fair Value		11,200,000
Amount of swap liability to be reclassified during next twelve months		5,900,000
Amount of swap liability reclassified during the period		7,300,000		8,300,000
Line of Credit Facility, Current Borrowing Capacity		200,000,000
Line Of Credit Facility Facility Fee Basis Points		15
Revolving Credit Facility Spread Basis Points		110
Borrowings Under Credit Agreement At Date Of Amendment [Member]
Borrowings Under Credit Agreement					382,500,000
Term Loan Quarterly Payment First Three Years [Member]
Required principal payments per quarter for the term loan	10,600,000
Term Loan Quarterly Payment Years Four And Five [Member]
Required principal payments per quarter for the term loan	28,300,000
Liabilities Current [Member]
Interest Rate Cash Flow Hedge Liability at Fair Value		5,900,000
Liabilities Non-current [Member]
Interest Rate Cash Flow Hedge Liability at Fair Value		$ 5,300,000

[1]	See additional information below regarding the interest rate fixed at 3.646% in connection with the Swap.